November 3, 2026

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re: Diamond Hill Funds
File Nos. 333-22075 and 811-08061

Ladies and Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the “1933 Act), the undersigned certifies that (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in the most recent amendment (Post-Effective Amendment No. 105) to Diamond Hill Funds’ registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 105 has been filed electronically with the U.S. Securities and Exchange Commission on October 28, 2026.

If you have any questions or require any further information, please contact the undersigned at (212) 373-5419.

Very truly yours,

/s/ Sheelyn Michael
Sheelyn Michael

Deputy General Counsel